S-K 1604(c) De-SPAC Dilution	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
No Redemption [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (1.46)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	9.8
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ 0.2
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,335,340)
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 1,524,551
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	4,060,481
De-SPAC, Number of Shares Used, Adjustment | shares	3,693,427
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	7,753,908
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share | $	$ 327,539,076
Redemption at 100 Percent of Maximum [Member]
De-SPAC, Net Tangible Book Value, Per Share [Line Items]
De-SPAC, Net Tangible Book Value, Per Share | $ / shares	$ (1.73)
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	12.03
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	$ (2.03)
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value | $	$ (11,335,340)
De-SPAC, Net Tangible Book Value, Adjusted | $	$ (13,329,223)
De-SPAC, Number of Shares Used [Line Items]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value Per Share | shares	2,875,000
De-SPAC, Number of Shares Used, Adjustment | shares	3,693,427
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted | shares	6,568,427
De-SPAC, Company Valuation at which Shares not Redeemed are at least IPO Value per Share | $	$ 315,684,266